OPPENHEIMER WORLD BOND FUND
                  SUPPLEMENT DATED JUNE 4, 1998 TO THE
                    PROSPECTUS DATED APRIL 24, 1998


The Prospectus is amended as follows:

1. The first sentence of the paragraph captioned "Special Risks of Lower-Grade Securities" on page 15 is revised to remove the limit that the Fund may invest no more than 30% of its total assets in foreign non-investment grade securities, while retaining the limit that the Fund may invest no more than 50% of its total assets in non-investment grade securities, whereby that sentence shall read as follows:

      The debt instruments in which the Fund may invest may be unrated or, if rated, in any rating category, provided that investments in securities rated lower than investment grade ("Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Corporation ("Standard & Poor's"), Fitch Investors Service, L.P. ("Fitch") or Duff & Phelps, Inc. (Duff & Phelps) or another nationally recognized statistical rating organization) may not exceed 50% of the Fund's total assets.




June 4, 1998                                                  PS0705.002

                           OPPENHEIMER WORLD BOND FUND
                      SUPPLEMENT DATED JUNE 4, 1998 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 24, 1998


This supplement replaces the supplement dated May 15, 1998 to the Statement of Additional Information.

1. The last sentence in the first paragraph on page 8 is revised as follows:

     Appendix A to the Prospectus dated April 24, 1998 contains a general description of securities ratings.

2. The second sentence of the fourth paragraph in the section entitled "How To Exchange Shares" on page 52 is revised to read as follows:

     However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998.)

3. The first sentence of the second paragraph under the heading "Investment Risks of Fixed-Income Securities" is deleted and replaced with the following:

     As stated in the Prospectus, the Fund may invest no more than 50% of its total assets in non-investment grade securities, with no more than 5% of its total assets, measured at time of purchase, in securities which are rated "C" or "D" by either Moody's, Duff & Phelps or Standard & Poor's.








June 4, 1998                                                        PX0705.002